Other Assets - Non-Current Assets (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 01, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Other non-current assets
License fees, net	$ 2,073,674		$ 2,073,674		$ 1,187,339
Prepaid royalties	103,322		103,322		138,314
Customer financing receivables, net	74,898		74,898		53,962
Prepaid income taxes	72,176		72,176		14,309
Other	103,883		103,883		103,738
Total other non-current assets	2,427,953		2,427,953		1,497,662
Italian Scratch & Win
Other non-current assets
License fees, net	$ 1,145,998		$ 1,145,998		257,669
Amortization period of license fee (in years)			9 years
Italian Scratch & Win extension
Other non-current assets
Amortization period of license fee (in years)	9 years	9 years	9 years
Upfront license fees, gross	$ 959,400		$ 959,400	€ 800
Payments for upfront license fee	59,300	€ 50
Italian Lotto
Other non-current assets
License fees, net	812,304		$ 812,304		804,142
Amortization period of license fee (in years)			9 years
New Jersey
Other non-current assets
License fees, net	100,730		$ 100,730		109,490
Amortization period of license fee (in years)			15 years 9 months
Indiana
Other non-current assets
License fees, net	$ 14,642		$ 14,642		$ 16,038
Amortization period of license fee (in years)			15 years